Note 23 - Share Capital - Authorized and Issued Capital (Details) - USD ($)		1 Months Ended	12 Months Ended				25 Months Ended
		Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2020
Statement Line Items [Line Items]
Number of Shares (in shares)	[1]		5,654,338		11,172,982
Net Proceeds			$ 67,892,000		$ 81,916,000		$ 154,000,000
Number of Shares (in shares)		5,000,000	5,000,000	[2]		[2]
Net Proceeds		$ 58,200,000	$ 58,240,000	[2]		[2]
Number of Shares (in shares)			10,654,338		11,172,982
Net Proceeds			$ 126,132,000		$ 81,916,000

[1]	In December 2018, and subsequently amended in August 2019 and June 2020, the Company filed prospectus supplements to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to $200.0 million. The sale of common shares is to be made through "at-the-market distributions" ("ATM"), as defined in the Canadian Securities Administrators' National Instrument 44-102 Shelf Distributions, directly on the New York Stock Exchange. During the year ended December 31, 2020, First Majestic sold 5,654,338 common shares ( December 31, 2019 - 11,172,982 common shares) of the Company under the ATM program at an average price of $12.31 (2019 - $7.55) for gross proceeds of $69.6 million ( December 31, 2019 - $84.4 million), or net proceeds of $67.9 million ( December 31, 2019 - $81.9 million) after costs. At December 31, 2020, the Company completed $154.0 million of the ATM program and the remaining $46.0 million balance of the program has been cancelled.
[2]	In September 2020, the Company completed a bought deal prospectus offering to sell 5,000,000 common shares at a price of $11.82 (CAD$15.60) per common share for gross proceeds of $59.1 million (CAD$78.1 million), or net proceeds of $58.2 million after costs.